Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Property, plant and equipment at beginning of period	$ 11,165
Property, plant and equipment at end of period	8,167	$ 11,165
Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	56,000	56,000
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	56,000	56,000
Depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	44,835	40,680
Depreciation	2,998	4,155
Property, plant and equipment at end of period	47,833	44,835
Furniture and Equipment [Member]
Statements Line Items
Property, plant and equipment at beginning of period	3,520
Property, plant and equipment at end of period	2,816	3,520
Furniture and Equipment [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	14,249	14,249
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	14,249	14,249
Furniture and Equipment [Member] | Depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	10,729	9,849
Depreciation	704	880
Property, plant and equipment at end of period	11,433	10,729
Computer Equipment [Member]
Statements Line Items
Property, plant and equipment at beginning of period	7,645
Property, plant and equipment at end of period	5,351	7,645
Computer Equipment [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	41,751	41,751
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	41,751	41,751
Computer Equipment [Member] | Depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	34,106	30,831
Depreciation	2,294	3,275
Property, plant and equipment at end of period	$ 36,400	$ 34,106